UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05445
Name of Registrant: VANGUARD FENWAY FUNDS
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30th
Date of reporting period: December 31, 2017
Item 1: Schedule of Investments

Vanguard Equity Income Fund

Schedule of Investments (unaudited)
As of December 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (97.3%)1
Consumer Discretionary (4.7%)
McDonald's Corp.	1,749,899	301,193
VF Corp.	3,518,796	260,391
Home Depot Inc.	1,258,766	238,574
L Brands Inc.	1,735,235	104,496
Ford Motor Co.	7,567,286	94,515
Best Buy Co. Inc.	1,197,044	81,962
Las Vegas Sands Corp.	870,867	60,517
Ralph Lauren Corp. Class A	571,698	59,279
H&R Block Inc.	1,893,451	49,646
Omnicom Group Inc.	578,380	42,123
^ Tailored Brands Inc.	1,667,224	36,396
Wynn Resorts Ltd.	150,403	25,356
Carnival Corp.	380,721	25,269
General Motors Co.	595,065	24,392
Gap Inc.	545,549	18,581
MDC Holdings Inc.	414,826	13,225
Tapestry Inc.	261,360	11,560
Nordstrom Inc.	147,868	7,006
Garmin Ltd.	71,296	4,247
Target Corp.	65,032	4,243
Tribune Media Co. Class A	75,610	3,211
Meredith Corp.	38,044	2,513
Hanesbrands Inc.	102,359	2,140
		1,470,835
Consumer Staples (11.7%)
Philip Morris International Inc.	7,927,214	837,510
PepsiCo Inc.	4,488,276	538,234
Unilever NV	6,250,800	352,045
Coca-Cola Co.	7,595,065	348,462
British American Tobacco plc	4,941,817	334,065
Procter & Gamble Co.	3,516,889	323,132
Wal-Mart Stores Inc.	3,006,490	296,891
Kraft Heinz Co.	2,342,772	182,174
Diageo plc ADR	981,234	143,290
Altria Group Inc.	1,235,619	88,235
Conagra Brands Inc.	1,926,420	72,568
Kellogg Co.	798,077	54,253
Nu Skin Enterprises Inc. Class A	620,368	42,328
Universal Corp.	402,416	21,127
Sysco Corp.	214,214	13,009
Coca-Cola European Partners plc	238,060	9,487
Bunge Ltd.	80,135	5,375
		3,662,185
Energy (10.9%)
Chevron Corp.	5,304,574	664,080
Exxon Mobil Corp.	6,975,239	583,409
Suncor Energy Inc.	11,877,924	436,157
Canadian Natural Resources Ltd.	6,012,844	214,779

^ TransCanada Corp.	4,385,791	213,463
Schlumberger Ltd.	3,111,743	209,700
Kinder Morgan Inc.	11,598,126	209,578
Occidental Petroleum Corp.	2,801,571	206,364
Phillips 66	1,983,654	200,646
Valero Energy Corp.	1,150,450	105,738
ConocoPhillips	1,911,878	104,943
Marathon Petroleum Corp.	1,350,027	89,075
Delek US Holdings Inc.	1,481,947	51,779
HollyFrontier Corp.	918,194	47,030
^ Cosan Ltd.	3,029,947	29,390
^ Ship Finance International Ltd.	1,472,567	22,825
PBF Energy Inc. Class A	229,728	8,144
Archrock Inc.	467,587	4,910
Williams Cos. Inc.	129,343	3,944
		3,405,954
Financials (16.6%)
JPMorgan Chase & Co.	11,356,655	1,214,481
Wells Fargo & Co.	12,941,383	785,154
MetLife Inc.	8,704,968	440,123
Marsh & McLennan Cos. Inc.	4,734,362	385,330
PNC Financial Services Group Inc.	2,449,294	353,409
Chubb Ltd.	1,918,444	280,342
BlackRock Inc.	473,719	243,354
Principal Financial Group Inc.	3,268,541	230,628
M&T Bank Corp.	1,159,464	198,257
American International Group Inc.	3,278,189	195,315
US Bancorp	2,600,921	139,357
Thomson Reuters Corp.	2,224,697	96,975
Aflac Inc.	1,045,339	91,760
Ameriprise Financial Inc.	512,215	86,805
Regions Financial Corp.	4,637,056	80,128
Fifth Third Bancorp	2,602,680	78,965
T. Rowe Price Group Inc.	670,530	70,359
Prudential Financial Inc.	527,111	60,607
LPL Financial Holdings Inc.	967,558	55,286
SunTrust Banks Inc.	491,515	31,747
FNF Group	685,756	26,909
First American Financial Corp.	239,064	13,397
Navient Corp.	820,729	10,932
CNA Financial Corp.	106,769	5,664
BGC Partners Inc. Class A	311,479	4,706
Federated Investors Inc. Class B	93,790	3,384
		5,183,374
Health Care (13.0%)
Johnson & Johnson	6,334,941	885,118
Pfizer Inc.	18,210,847	659,597
Merck & Co. Inc.	7,926,066	446,000
Eli Lilly & Co.	5,128,269	433,133
Bristol-Myers Squibb Co.	5,804,407	355,694
Medtronic plc	3,093,888	249,831
Novartis AG	2,657,291	223,618
AbbVie Inc.	2,287,640	221,238
Roche Holding AG	760,289	192,243
Abbott Laboratories	3,088,472	176,259
Amgen Inc.	1,001,829	174,218

Gilead Sciences Inc.	651,996	46,709
Baxter International Inc.	99,211	6,413
		4,070,071
Industrials (10.1%)
Caterpillar Inc.	2,654,645	418,319
Union Pacific Corp.	2,842,792	381,218
Eaton Corp. plc	4,126,400	326,027
3M Co.	1,380,373	324,898
Honeywell International Inc.	1,770,004	271,448
General Electric Co.	14,423,034	251,682
Boeing Co.	799,606	235,812
Raytheon Co.	965,802	181,426
United Technologies Corp.	1,123,492	143,324
Lockheed Martin Corp.	364,926	117,159
United Parcel Service Inc. Class B	894,615	106,593
Waste Management Inc.	991,655	85,580
Norfolk Southern Corp.	445,492	64,552
Copa Holdings SA Class A	425,416	57,031
^ Greenbrier Cos. Inc.	1,033,778	55,100
Deere & Co.	267,577	41,878
GATX Corp.	658,315	40,921
Timken Co.	490,533	24,110
Cummins Inc.	100,751	17,797
Kennametal Inc.	199,062	9,637
Briggs & Stratton Corp.	238,632	6,054
Brady Corp. Class A	139,540	5,289
LSC Communications Inc.	290,550	4,402
		3,170,257
Information Technology (14.6%)
Microsoft Corp.	19,589,398	1,675,677
Cisco Systems Inc.	19,783,731	757,717
Intel Corp.	13,986,740	645,628
Analog Devices Inc.	3,862,024	343,836
QUALCOMM Inc.	3,747,461	239,912
Maxim Integrated Products Inc.	3,612,399	188,856
Texas Instruments Inc.	1,628,971	170,130
International Business Machines Corp.	1,038,858	159,382
HP Inc.	4,333,172	91,040
KLA-Tencor Corp.	699,048	73,449
Western Digital Corp.	682,554	54,283
Western Union Co.	2,736,410	52,019
DXC Technology Co.	501,458	47,588
Science Applications International Corp.	467,712	35,813
Cypress Semiconductor Corp.	2,302,604	35,092
Xilinx Inc.	163,794	11,043
Automatic Data Processing Inc.	51,165	5,996
		4,587,461
Materials (4.0%)
DowDuPont Inc.	8,525,493	607,186
LyondellBasell Industries NV Class A	1,863,621	205,595
International Paper Co.	3,503,215	202,976
Huntsman Corp.	1,990,993	66,280
Packaging Corp. of America	358,530	43,221
Greif Inc. Class A	653,720	39,602
Air Products & Chemicals Inc.	194,258	31,874
Avery Dennison Corp.	258,970	29,745

Domtar Corp.	356,564	17,657
* Ferroglobe plc	592,838	9,604
Rayonier Advanced Materials Inc.	453,078	9,265
		1,263,005
Other (0.3%)
2 Vanguard High Dividend Yield ETF	1,047,950	89,736

Real Estate (0.6%)
Crown Castle International Corp.	1,801,755	200,013

Telecommunication Services (4.1%)
Verizon Communications Inc.	14,628,799	774,302
AT&T Inc.	8,004,855	311,229
BCE Inc.	4,152,176	199,450
		1,284,981
Utilities (6.7%)
NextEra Energy Inc.	2,332,732	364,349
Dominion Energy Inc.	4,005,372	324,676
Eversource Energy	3,478,405	219,766
Xcel Energy Inc.	4,086,413	196,597
Sempra Energy	1,693,447	181,063
Duke Energy Corp.	1,389,320	116,856
Edison International	1,780,230	112,582
Entergy Corp.	884,729	72,008
FirstEnergy Corp.	2,299,134	70,400
CenterPoint Energy Inc.	2,392,651	67,856
PG&E Corp.	1,079,195	48,380
Ameren Corp.	744,503	43,918
MDU Resources Group Inc.	1,539,855	41,391
American Electric Power Co. Inc.	545,115	40,104
AES Corp./VA	3,161,305	34,237
National Fuel Gas Co.	622,568	34,185
PNM Resources Inc.	770,265	31,157
NRG Energy Inc.	951,263	27,092
Pinnacle West Capital Corp.	289,647	24,672
Exelon Corp.	602,322	23,738
Vectren Corp.	104,466	6,792
ONE Gas Inc.	86,540	6,340
Avangrid Inc.	80,335	4,063
NiSource Inc.	117,086	3,006
Southern Co.	42,033	2,021
		2,097,249
Total Common Stocks (Cost $21,637,251)		30,485,121

		Coupon
Temporary Cash Investments (3.3%)1
Money Market Fund (1.9%)
3,4 Vanguard Market Liquidity Fund		1.458%		5,876,613	587,720

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreements (1.2%)
	Goldman Sachs & Co.
	(Dated 12/29/17, Repurchase Value
	$85,413,000 collateralized by Federal
	Home Loan Mortgage Corp. 3.000%-
	7.000%, 3/1/23-12/1/47 and Federal
	National Mortgage Assn. 2.000%-6.500%,
	4/1/23-10/1/47, with a value of
	$87,108,000)	1.350%	1/2/18	85,400	85,400
	RBS Securities, Inc.
	(Dated 12/29/17, Repurchase Value
	$181,127,000, collateralized by U.S.
	Treasury Note/Bond, 0.625%, 4/30/18, with
	a value of $184,723,000)	1.350%	1/2/18	181,100	181,100
	Societe Generale
	(Dated 12/29/17, Repurchase Value
	$107,116,000 collateralized by Federal
	Home Loan Mortgage Corp. 3.606%-
	5.967%, 1/1/20-9/1/20 and U.S. Treasury
	Note/Bond 1.125%, 1/31/19, with a value of
	$109,242,000)	1.370%	1/2/18	107,100	107,100
					373,600
U.S. Government and Agency Obligations (0.2%)
5	Federal Home Loan Bank Discount Notes	1.303%	2/27/18	50,000	49,899
	United States Treasury Bill	1.074%	2/1/18	1,000	999
6	United States Treasury Bill	1.114%-1.209%	2/8/18	10,500	10,487
6	United States Treasury Bill	1.087%	3/1/18	1,000	998
6	United States Treasury Bill	1.169%	3/22/18	2,000	1,994
6	United States Treasury Bill	1.370%	5/17/18	9,000	8,952
6	United States Treasury Bill	1.429%	5/24/18	100	100
6	United States Treasury Bill	1.446%	5/31/18	300	298
					73,727
Total Temporary Cash Investments (Cost $1,035,023)					1,035,047
Total Investments (100.6%) (Cost $22,672,274)					31,520,168
Other Assets and Liabilities-Net (-0.6%)4					(178,955)
Net Assets (100%)					31,341,213

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $140,856,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.7% and 1.9%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $150,056,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

6 Securities with a value of $15,596,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2018	3,286	439,667	3,186

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Equity Income Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	29,735,195	749,926	—
Temporary Cash Investments	587,720	447,327	—
Futures Contracts—Assets[1]	11	—	—
Futures Contracts—Liabilities[1]	(1,681)	—	—
Total	30,321,245	1,197,253	—
1 Represents variation margin on the last day of the reporting period.

F. At December 31, 2017, the cost of investment securities for tax purposes was $22,692,728,000.

Net unrealized appreciation of investment securities for tax purposes was $8,827,440,000, consisting

Equity Income Fund

of unrealized gains of $9,007,674,000 on securities that had risen in value since their purchase and $180,234,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard PRIMECAP Core Fund

Schedule of Investments (unaudited)
As of December 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (98.9%)
Consumer Discretionary (12.8%)
	Sony Corp. ADR	3,800,000	170,810
*	CarMax Inc.	2,449,300	157,074
	Carnival Corp.	1,885,900	125,167
	Royal Caribbean Cruises Ltd.	994,000	118,564
	TJX Cos. Inc.	1,529,700	116,961
	Ross Stores Inc.	1,227,000	98,467
	L Brands Inc.	1,554,700	93,624
^	Mattel Inc.	5,384,771	82,818
	Walt Disney Co.	500,000	53,755
	Las Vegas Sands Corp.	610,000	42,389
	Whirlpool Corp.	231,874	39,103
*	Amazon.com Inc.	30,593	35,778
	Newell Brands Inc.	1,070,000	33,063
	VF Corp.	434,000	32,116
	Tribune Media Co. Class A	685,700	29,122
	CBS Corp. Class B	411,234	24,263
	Lowe's Cos. Inc.	247,700	23,021
	Comcast Corp. Class A	372,000	14,899
	Marriott International Inc. Class A	101,000	13,709
	Hilton Worldwide Holdings Inc.	144,999	11,580
*	Charter Communications Inc. Class A	24,400	8,197
*	Norwegian Cruise Line Holdings Ltd.	131,700	7,013
	Gildan Activewear Inc. Class A	215,000	6,944
	MGM Resorts International	190,000	6,344
*	AutoZone Inc.	7,800	5,549
	Entercom Communications Corp. Class A	339,543	3,667
	Bed Bath & Beyond Inc.	133,191	2,929
	Signet Jewelers Ltd.	46,000	2,601
	Adient plc	27,050	2,129
	Restaurant Brands International Inc.	30,000	1,844
*	Tempur Sealy International Inc.	22,000	1,379
*	Netflix Inc.	4,800	921
			1,365,800
Consumer Staples (0.6%)
	CVS Health Corp.	464,377	33,667
	PepsiCo Inc.	200,000	23,984
	Tyson Foods Inc. Class A	70,000	5,675
	Constellation Brands Inc. Class A	7,436	1,700
	Philip Morris International Inc.	9,875	1,043
	Altria Group Inc.	10,624	759
			66,828
Energy (0.7%)
	Schlumberger Ltd.	394,300	26,572
*	Transocean Ltd.	1,321,800	14,117
	Cabot Oil & Gas Corp.	486,250	13,907
*	Southwestern Energy Co.	2,000,000	11,160
	EOG Resources Inc.	62,600	6,755
	National Oilwell Varco Inc.	150,000	5,403

Pioneer Natural Resources Co.	2,600	449
		78,363
Financials (9.7%)
JPMorgan Chase & Co.	3,422,866	366,041
Discover Financial Services	1,761,081	135,462
Charles Schwab Corp.	2,626,334	134,915
Wells Fargo & Co.	1,758,000	106,658
Marsh & McLennan Cos. Inc.	1,130,412	92,004
Northern Trust Corp.	899,450	89,846
US Bancorp	773,300	41,434
Bank of America Corp.	936,659	27,650
Progressive Corp.	360,800	20,320
CME Group Inc.	79,850	11,662
Travelers Cos. Inc.	49,000	6,647
American Express Co.	51,000	5,065
Comerica Inc.	35,000	3,038
Chubb Ltd.	9,630	1,407
		1,042,149
Health Care (20.3%)
Eli Lilly & Co.	4,404,800	372,029
Amgen Inc.	2,086,936	362,918
* Biogen Inc.	861,300	274,384
Roche Holding AG	968,600	244,916
AstraZeneca plc ADR	6,024,500	209,050
Novartis AG ADR	1,811,100	152,060
Thermo Fisher Scientific Inc.	562,700	106,846
Abbott Laboratories	1,552,400	88,595
* Boston Scientific Corp.	3,502,200	86,820
Medtronic plc	693,000	55,960
Bristol-Myers Squibb Co.	649,500	39,801
Merck & Co. Inc.	612,500	34,465
* Illumina Inc.	155,900	34,063
Agilent Technologies Inc.	382,600	25,623
* Bioverativ Inc.	430,650	23,221
Sanofi ADR	540,000	23,220
* Waters Corp.	65,000	12,557
Zimmer Biomet Holdings Inc.	86,900	10,486
Stryker Corp.	45,500	7,045
* Cerner Corp.	10,000	674
		2,164,733
Industrials (20.3%)
Southwest Airlines Co.	9,006,525	589,477
FedEx Corp.	973,500	242,927
American Airlines Group Inc.	3,497,800	181,991
Airbus SE	1,586,850	157,713
Caterpillar Inc.	680,000	107,154
Siemens AG	650,000	89,998
United Parcel Service Inc. Class B	742,700	88,493
Deere & Co.	554,600	86,800
* AECOM	2,287,100	84,966
* United Continental Holdings Inc.	1,258,000	84,789
Delta Air Lines Inc.	1,483,000	83,048
Jacobs Engineering Group Inc.	1,041,655	68,708
Boeing Co.	160,000	47,186
Honeywell International Inc.	300,000	46,008
Textron Inc.	515,000	29,144

Rockwell Automation Inc.	144,100	28,294
Union Pacific Corp.	150,000	20,115
General Dynamics Corp.	95,000	19,328
United Technologies Corp.	150,000	19,136
Pentair plc	270,000	19,067
IDEX Corp.	139,000	18,344
Ritchie Bros Auctioneers Inc.	533,300	15,962
CSX Corp.	285,000	15,678
TransDigm Group Inc.	55,500	15,241
Acuity Brands Inc.	50,000	8,800
* Herc Holdings Inc.	104,000	6,511
		2,174,878
Information Technology (31.7%)
Texas Instruments Inc.	3,384,800	353,508
Microsoft Corp.	2,858,200	244,490
* Alphabet Inc. Class A	187,927	197,962
* Alphabet Inc. Class C	187,663	196,371
NVIDIA Corp.	880,000	170,280
* Flex Ltd.	9,314,300	167,564
NetApp Inc.	3,020,400	167,088
Hewlett Packard Enterprise Co.	9,870,867	141,746
HP Inc.	6,739,367	141,594
KLA-Tencor Corp.	1,128,600	118,582
Cisco Systems Inc.	2,948,900	112,943
Intel Corp.	2,250,000	103,860
* Alibaba Group Holding Ltd. ADR	542,430	93,531
^ ASML Holding NV	480,000	83,434
Intuit Inc.	515,000	81,257
QUALCOMM Inc.	1,263,430	80,885
* Micron Technology Inc.	1,790,000	73,605
* Adobe Systems Inc.	400,000	70,096
Applied Materials Inc.	1,280,000	65,434
Micro Focus International plc ADR	1,859,962	62,476
Telefonaktiebolaget LM Ericsson ADR	9,295,500	62,094
DXC Technology Co.	618,299	58,677
Activision Blizzard Inc.	905,000	57,305
* PayPal Holdings Inc.	733,300	53,985
* eBay Inc.	1,395,900	52,681
* Altaba Inc.	691,600	48,308
Corning Inc.	1,425,000	45,586
Visa Inc. Class A	398,000	45,380
* Keysight Technologies Inc.	869,300	36,163
Analog Devices Inc.	389,100	34,642
* Dell Technologies Inc. Class V	402,592	32,723
* Electronic Arts Inc.	275,000	28,891
Apple Inc.	132,000	22,338
Western Digital Corp.	278,634	22,160
Oracle Corp.	450,000	21,276
* BlackBerry Ltd.	1,547,500	17,286
Mastercard Inc. Class A	104,000	15,741
Teradyne Inc.	39,000	1,633
		3,383,575
Materials (2.1%)
Monsanto Co.	773,350	90,312
DowDuPont Inc.	830,550	59,152
Praxair Inc.	229,700	35,530

	Celanese Corp. Class A		150,000	16,062
	Cabot Corp.		125,000	7,699
*	Crown Holdings Inc.		100,000	5,625
	Greif Inc. Class A		80,000	4,846
	Greif Inc. Class B		35,000	2,427
*	AdvanSix Inc.		15,000	631
				222,284
	Telecommunication Services (0.7%)
	*,^ Sprint Corp.		8,455,000	49,800
	AT&T Inc.		575,092	22,359
*	T-Mobile US Inc.		47,000	2,985
				75,144
	Total Common Stocks (Cost $5,278,773)			10,573,754
		Coupon
	Temporary Cash Investment (2.8%)
	Money Market Fund (2.8%)
1,2	Vanguard Market Liquidity Fund (Cost $294,945)	1.458%	2,949,414	294,971

	Total Investments (101.7%) (Cost $5,573,718)			10,868,725
	Other Assets and Liabilities-Net (-1.7%)2			(179,006)
	Net Assets (100%)			10,689,719

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $82,568,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $90,465,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

PRIMECAP Core Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,081,127	492,627	—
Temporary Cash Investments	294,971	—	—
Total	10,376,098	492,627	—

D. At December 31, 2017, the cost of investment securities for tax purposes was $5,573,718,000. Net unrealized appreciation of investment securities for tax purposes was $5,295,008,000, consisting of unrealized gains of $5,470,668,000 on securities that had risen in value since their purchase and $175,661,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FENWAY FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 20, 2018

VANGUARD FENWAY FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 20, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File
Number 33-32548, Incorporated by Reference.